Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Credit losses Splitted by Class of Financial instrument (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 132,239,013	$ 124,884,294
Loans and other financing [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	123,354,597	116,827,575
Loans commitment [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	7,906,939	4,739,962
Other debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	608,845	1,896,337
Other financial assets [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	279,916	1,296,294
Other debt securities at fair value through OCI [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	83,741	121,569
Financial assets delivered as guarantee [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 4,975	$ 2,557